Convertible Loans - Narrative (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended			24 Months Ended
	Sep. 11, 2020 USD ($)	Dec. 23, 2019 USD ($) trigger derivative	Jan. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 19, 2020 $ / shares	Sep. 24, 2020	Sep. 22, 2020	Sep. 21, 2020 $ / shares shares	Sep. 10, 2020	Dec. 20, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from Convertible loans			$ 2,931	$ 0		$ 17,069
Convertible loans at fair value				$ 0	$ 0	$ 19,737	$ 0
Discount rate				0.30%	0.15%	0.30%	0.15%
Capital distribution to shareholders on receipt of convertible loans (Note 24)					$ 421	$ 2,637
Conversion price per share (in USD per share) | $ / shares											$ 4.891
Loss on change in fair value of convertible loans				$ 0	564	0
Conversion of convertible loans (Note 24)					24,148
Amendment No. 1 to the Investment Agreement
Disclosure of detailed information about borrowings [line items]
Subscription price per share (in USD per share) | $ / shares								$ 5.755			$ 5.755
Preferred shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued in conversion (in shares) | shares											4,195,966
Capital Reserves (Reserves)
Disclosure of detailed information about borrowings [line items]
Capital distribution to shareholders on receipt of convertible loans (Note 24)					421	2,637	$ 3,058
Conversion of convertible loans (Note 24)					23,920
Convertible loan
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 20,000
Borrowings, interest rate		4.00%
Proceeds from Convertible loans			2,931			17,069
Number of triggers | trigger		3
Number of embedded derivatives | derivative		2
Conversion price as a percentage of the share price									80.00%	85.00%
Gross proceeds threshold		$ 10,000
Convertible loans at fair value			$ 3,352	$ 0		$ 19,737							$ 19,720	$ 0
Percentage probability of securing A2 financing	100.00%			90.00%		90.00%						100.00%
Loss on change in fair value of convertible loans					$ (564)	$ 0
Conversion of convertible loans (Note 24)	$ 24,148
Convertible loan | Minimum
Disclosure of detailed information about borrowings [line items]
CoC multiple		150.00%
Share price (in USD per share) | $ / shares						$ 3.20
Discount rate						11.40%
Convertible loan | Maximum
Disclosure of detailed information about borrowings [line items]
CoC multiple		250.00%
Share price (in USD per share) | $ / shares						$ 3.75
Discount rate						12.00%